NOTE 6 - ROPHE ACQUISITION	3 Months Ended
Mar. 31, 2013
Disclosure Text Block Supplement [Abstract]
Business Acquisition, Integration, Restructuring and Other Related Costs [Text Block]
NOTE 6 – ROPHE ACQUISITION

On December 11, 2009, an agreement was entered into by the Company to acquire 100% of the issued and outstanding shares of Rophe Medical Technologies Inc. (“Rophe”) for cash consideration of $1,200,000 and 3,000,000 of the Company’s common shares valued at $0.122 per share (based on discounted market price per share at the date of acquisition) for total purchase price of $1,565,000 (the “Rophe Acquisition”). The $1,200,000 was initially payable as follows: $50,000 within 30 days of the date of the agreement; $200,000 on March 31, 2010; $250,000 on April 30, 2010; $233,333 on launch of Project 1; $233,333 on launch of Project 2; and, $233,334 on launch of Project 3. This transaction was closed on December 31, 2009.

Subsequently, the Rophe Acquisition payment terms were amended and 3,000,000 additional shares of restricted common stock were issued in 2009 as payment for $400,000 with the remaining cash consideration as follows: $35,000 by March 5, 2010, $65,000 by March 31, 2010, $233,333 on launch of Project 1; $233,333 on launch of Project 2; and, $233,334 on launch of Project 3. As at March 31, 2013, there is a payable in the amount of $525. The 3,000,000 shares were considered issued as at the closing date of the acquisition and valued based on discounted market price per share at the date of acquisition and the total of 6,000,000 shares issued for the Rophe acquisition are restricted.

The total recorded acquisition price of $865,000 was allocated to the copyrights obtained in the acquisition as they were the only significant assets of Rophe, which did not have any operations. The Company has not recorded the remaining contingent payment of $700,000 due to the uncertainty of the launch of Projects 1, 2 and 3. According to the Canadian Intellectual Property laws in Canada, the life of a copyright is the author’s life, the remainder of the calendar year in which the author dies, and a period of 50 years following the end of that calendar year.  As a result, the useful life of the copyrights are determined to be indefinite are not amortized but subject to testing for impairment. The Company reviews the value of the copyrights on an annual basis to determine if the value has been impaired.